Organization and Nature of Operations (Details)			6 Months Ended
		Feb. 08, 2023 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Oct. 11, 2025	Sep. 15, 2025 shares	Feb. 26, 2025	Dec. 31, 2024 shares	Nov. 08, 2024 $ / shares shares	Jul. 29, 2024	Mar. 12, 2024 $ / shares shares	Dec. 15, 2021 USD ($) $ / shares shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 HKD ($) $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Entity incorporation date			Apr. 13, 2016
Authorized share capital													$ 50,000	$ 50,000
Common stock par value | $ / shares									$ 0.00004		$ 0.00004
Common stock shares issued									1,150,000		870,000
Lichen International Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock par value | $ / shares														$ 0.01
Consideration received for ordinary shares issued (in Dollars per share) | $ / shares													$ 0.0001
Lichen International Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital | $														$ 50,000
Common stock par value | $ / shares														$ 0.01
Bondly HKMember
Organization and Nature of Operations (Details) [Line Items]
Equity interest holding							40.00%			60.00%
Lichen Zixun [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest holding					55.00%
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock par value | $ / shares												$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock par value | $ / shares												$ 0.00004
HKD Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized													5,000,000	5,000,000
Repurchase of common stock shares													5,000,000	5,000,000
Common shares cancelled													5,000,000	5,000,000
HKD Shares [Member] | Lichen International Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized													5,000,000	5,000,000
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized	[1]		20,000,000,000	20,000,000,000
Common stock par value | $ / shares	[1]		$ 0.008	$ 0.008
Common stock shares issued	[1]		16,216,825	16,216,825
Underwriter over-allotment option exercise period		45 days
Class A ordinary shares subject to underwriter over-allotment option		600,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized			1,000,000,000			20,000,000,000							400,000,000	400,000,000
Common stock par value | $ / shares			$ 0.008										$ 0.0001
Common stock shares issued								449,500					5,400,000	5,400,000
Class A Ordinary Shares [Member] | Lichen International Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital | $												$ 50,000	$ 50,000
Common stock shares authorized												1,000,000,000	400,000,000	400,000,000
Common stock par value | $ / shares												$ 0.00004	$ 0.0001
Common stock shares issued													5,400,000	5,400,000
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock par value | $ / shares		$ 0.00004
IPO shares issued		4,000,000
Shares issued price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds for issuance of common stock shares from initial public offering (in Dollars) | $		$ 16,000,000
Net proceeds for issuance of common stock shares from initial public offering (in Dollars) | $		$ 14,098,140
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized	[1]		5,000,000,000	5,000,000,000
Common stock par value | $ / shares	[1]		$ 0.008	$ 0.008
Common stock shares issued	[1]		110,000	110,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized			250,000,000			5,000,000,000							100,000,000	100,000,000
Common stock par value | $ / shares			$ 0.008										$ 0.0001
Common stock shares issued								45,000					3,600,000	3,600,000
Class B Ordinary Shares [Member] | Lichen International Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock shares authorized												250,000,000	100,000,000	100,000,000
Common stock par value | $ / shares												$ 0.00004	$ 0.0001
Common stock shares issued													3,600,000	3,600,000
Lichen International Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Percentage of ownership interest in subsidiaries			100.00%

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.